Income Taxes - Significant Components of Temporary Differences, Unused Tax Credits and Unused Tax Losses (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-capital losses available for future periods [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 31,030,000	$ 24,735,000
Expiry Date	2031 to 2037	2031 to 2037
Net capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 355,000	$ 355,000
Expiry Date	No expiry	No expiry
Share issuance costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 8,179,000	$ 12,148,000
Convertible debt [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences		24,211,000
Equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 424,000	$ 513,000